LEASES - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Lessee, Lease, Description [Line Items]
Minimum operating lease income	$ 12,064	$ 150	$ 7,428
Contingent operating lease income, Net of adjustment	$ (1,254)	$ 8,077	$ 9,301
Operating leases - as lessor, last expiry date	2028-08
Amount of reduction in lease income as a result of the rent concession and uncollectible lease income	$ 3,913
Land Concession Contracts [Member]
Lessee, Lease, Description [Line Items]
Estimated Lease Term	40 years
Renewable contract term	10 years
Initial contract term (in years)	25 years